Earnings Per Share - Reconciliation of income attributable to common shareholders and computation of EPS (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income	$ 1,683,000	$ 9,466,000	$ 20,533,000	$ 13,344,000	$ 17,085,386	$ 2,334,717
Less: preferred stock dividends		(19,000)	(27,000)	(99,000)	(118,534)	(257,371)
Net income attributable to common shareholders	$ 1,683,000	$ 9,447,000	$ 20,506,000	$ 13,245,000	$ 16,966,852	$ 2,077,346
Weighted average shares outstanding
Denominator for basic earnings per share-weighted average common shares outstanding	17,604,000	3,252,000	10,386,000	3,209,000	3,193,122	2,985,058
Effect of dilutive shares-convertible preferred stock and employee and director stock options		6,202,000	4,080,000	3,567,000	4,324,245	533,194
Denominator for diluted earnings per share	17,604,000	9,454,000	14,466,000	6,776,000	7,517,367	3,518,252
Earnings per share
Basic	$ 0.10	$ 2.90	$ 1.97	$ 4.13	$ 5.31	$ 0.70
Diluted	$ 0.10	$ 1.00	$ 1.42	$ 1.95	$ 2.26	$ 0.59